Goodwill	3 Months Ended
May 31, 2024
Goodwill [Abstract]
GOODWILL

6. GOODWILL

Goodwill is allocated to the following cash generating units (CGUs): Cartrack - Mozambique, Portugal, Spain and Other and Karooooo Logistics.

	Cartrack				Karooooo
Figures in Rand thousands	Mozambique	Portugal	Spain	Other	Logistics	Total

At March 1, 2023	82,277	34,469	24,432	12,989	58,314	212,481
Acquisition of subsidiary	-	-	-	6,223	-	6,223
Translation adjustments	4,423	2,899	2,055	2,134	-	11,511
At May 31, 2023	86,700	37,368	26,487	21,346	58,314	230,215

At March 1, 2024	86,304	36,815	26,095	19,852	58,314	227,380
Translation adjustments	(2,802)	(1,179)	(836)	(947)	-	(5,764)
At May 31, 2024	83,502	35,636	25,259	18,905	58,314	221,616

Impairment testing

The Group performs its annual impairment test at the end of each financial year, or more frequently if there are indications that goodwill may be impaired. The recoverable amount of each cash-generating unit (CGU) with the exception of the Other CGUs and Cartrack Mozambique is determined using a discounted cash flow valuation technique. The Other CGUs and Cartrack Mozambique are valued on an earnings multiple basis. The key assumptions used to determine the recoverable amount for the different cash generating units were disclosed in the annual consolidated financial statements for the year ended February 29, 2024.

Management has considered the carrying amount of goodwill as of May 31, 2024 and since there is no indicators for impairment of any of the CGUs, management has not updated any of the impairment calculations. Having assessed the future anticipated cash flows, management believes that any reasonably possible changes in key assumptions would not result in an impairment of goodwill.

The Group considers the relationship between its market capitalization and its equity attributable to equity holders of the parent, among other factors, when performing the annual test of impairment. At May 31, 2024, the market capitalization of the Group exceeded the value of equity by ZAR 13.4 billion (February 29, 2024: ZAR 11.3 billion).